UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07444)
American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ∞ p — 84.8%
Commercial Loans — 52.0%
150 North Pantano I, Tucson, AZ, 3.90%, 2/1/10 b ¶ § ◆	1/4/05	$3,525,000	$3,525,000	$3,194,027
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 ¶ § ◆	1/4/05	440,000	440,259	279,830
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20 b ¶ ◆	4/8/04	3,425,547	3,425,547	3,308,958
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 § ◆	12/18/02	4,959,112	4,966,549	3,114,322
Alliant University, Fresno, CA, 7.15%, 8/1/11 b	7/12/06	2,756,058	2,756,058	2,783,618
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 b ¶	7/9/07	2,150,000	2,150,000	2,214,500
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14 b	8/2/04	2,845,415	2,845,415	2,845,415
Carrier 360 I, Grand Prairie, TX, 6.40%, 7/1/10 b §	6/28/04	3,104,381	3,104,381	3,104,381
Carrier 360 II, Grand Prairie, TX, 6.38%, 7/1/10 §	12/16/05	324,286	324,286	324,286
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 b ◆	7/14/06	7,590,028	7,592,696	4,766,538
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 b ¶	8/15/07	11,700,000	11,700,000	11,497,742
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 b	9/12/02	4,232,192	4,232,192	4,316,836
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	605,175
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/10 b ¶	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.46%, 8/1/09 b ¶ § Δ	7/26/06	11,135,604	11,135,604	10,973,737
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶ § ◆	7/26/06	1,389,396	1,389,396	821,075
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶ ◆	3/27/07	5,500,000	5,500,000	2,942,148
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶ ◆	12/4/07	14,000,000	14,019,534	9,264,206
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 b ¶	8/24/07	2,400,000	2,400,000	2,400,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 b	10/29/04	3,732,692	3,732,692	3,770,019
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 b ¶ ◆	2/27/06	7,300,000	7,300,423	5,261,701
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 b ¶ ◆	4/11/07	3,500,000	3,500,199	2,505,381
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 b ¶	3/26/07	4,600,000	4,600,000	4,804,419
RealtiCorp Fund III, Orlando/Crystal River, FL, 6.93%, 7/1/11 ¶	2/28/06	3,372,755	3,372,755	3,372,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 b ¶	3/25/08	4,113,389	4,113,389	4,154,523
Spa Atlantis, Pompano Beach, FL, 6.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 b	8/25/04	3,424,545	3,424,545	3,458,790
			124,960,920	108,894,382
Multifamily Loans — 32.8%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12 b ¶	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 3/1/12 ¶ ª S	3/1/07	2,448,800	2,448,800	1,662,733
Chateau Club Apartments I, Athens, GA, 6.18%, 12/1/12 ¶	12/20/07	6,000,000	6,000,000	5,792,322
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 ¶ ª S	12/20/07	2,991,624	2,991,624	900,338
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 b	8/29/03	2,404,819	2,404,819	2,467,773
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 b § ◆	10/14/05	7,389,373	7,389,373	4,757,995
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ § ª S	10/14/05	2,850,000	2,850,000	1,701,350
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 b	8/26/04	2,485,355	2,485,355	2,559,916
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	487,713	487,713	502,344
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 b	12/24/03	1,098,043	1,098,043	1,152,945
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	30,271	30,271	29,743
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 ¶ § ◆ Δ	8/24/04	6,737,000	6,737,000	4,230,836
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ § ◆	8/24/04	842,000	842,000	23,705
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ § ◆	7/3/08	694,096	694,096	19,541
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	796,966	796,966	836,814
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	30,271	30,271	29,743
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ ª S	8/30/07	7,308,000	7,308,000	6,124,937
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶ § ◆	10/17/06	4,993,450	4,993,450	2,827,496
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	752,657	752,657	790,289
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	30,271	30,271	29,743
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 b ¶ §	1/17/07	3,328,000	3,328,000	3,254,698
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ §	1/17/07	416,000	416,000	305,455
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶

RiverPark Land Lot III, Oxnard, CA, 6.90%, 5/1/12 ¶	10/9/07	$3,650,000	$3,650,000	$3,650,000
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 b	2/1/07	3,517,906	3,517,906	3,214,578
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 b	3/30/07	6,033,135	6,033,135	6,033,135
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10	3/30/07	348,400	348,400	316,923
Whispering Oaks I, Little Rock, AR, 6.43%, 2/1/12 b ¶ ◆	1/10/07	5,800,000	5,800,000	3,749,352
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/12 ¶ ª S	1/10/07	2,636,000	2,636,000	893,488

			86,820,150	68,578,192

Total Whole Loans			211,781,070	177,472,574

Corporate Notes ∞ ¶ — 11.2%
Fixed Rate — 11.2%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,140,779
Stratus Properties IV, 6.56%, 12/31/11	12/1/06	7,000,000	7,000,000	7,210,000
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	6,000,000	6,000,000	6,000,000

Total Corporate Notes			23,040,375	23,350,779

Private Mortgage-Backed Security ∞ ■ — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	67,796	60,566	—

U.S. Government Agency Mortgage-Backed Securities a — 15.0%
Fixed Rate — 15.0%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		1,834,643	1,869,627	1,984,300
9.00%, 7/1/30, #C40149		145,387	148,492	162,457
5.00%, 5/1/39, #G05430		4,721,191	4,845,692	4,951,533
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		116,384	116,748	125,766
5.50%, 2/1/17, #623874		227,341	227,021	245,104
5.50%, 6/1/17, #648508		167,374	167,876	180,661
5.00%, 9/1/17, #254486		264,155	264,583	283,516
5.00%, 11/1/17, #657356		540,625	542,379	580,249
6.50%, 6/1/29, #252497		478,020	475,446	530,210
7.50%, 5/1/30, #535289		86,707	84,366	97,866
8.00%, 5/1/30, #538266		26,172	25,906	30,216
8.00%, 6/1/30, #253347		94,974	94,008	109,652
5.00%, 11/1/33, #725027		3,424,286	3,500,016	3,607,785
5.00%, 12/1/35, #995317		7,377,302	7,604,480	7,772,633
5.00%, 7/1/39, #AA9716		8,128,905	8,353,308	8,516,247
5.00%, 7/1/39, #935512		2,112,785	2,154,733	2,213,459

Total U.S. Government Agency Mortgage-Backed Securities			30,474,681	31,391,654

Commercial Mortgage-Backed Securities Δ — 5.6%
Other — 5.6%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45		6,400,000	4,121,396	5,853,886
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 b		3,600,000	3,372,263	3,554,931
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.30%, 4/15/41 b		2,250,000	1,535,526	2,304,898

Total Commercial Mortgage-Backed Securities			9,029,185	11,713,715

First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶

Preferred Stocks b — 20.3%
Real Estate Investment Trusts — 20.3%
AMB Property, Series L	164,120	$3,789,361	$3,408,772
AMB Property, Series M	41,240	950,889	889,134
AMB Property, Series O	9,613	240,325	212,063
AMB Property, Series P	21,200	429,300	466,612
BRE Properties, Series C	66,300	1,317,381	1,530,867
BRE Properties, Series D	5,250	104,318	122,062
Developers Diversified Realty, Series G	44,600	769,350	1,007,514
Developers Diversified Realty, Series H	41,320	667,318	878,050
Developers Diversified Realty, Series I	4,270	89,030	91,165
Duke Realty, Series J	69,856	1,581,845	1,409,694
Duke Realty, Series L	19,220	367,486	389,782
Duke Realty, Series M	55,040	1,110,800	1,180,058
Duke Realty, Series O	44,550	1,051,380	1,104,840
Equity Residential Properties, Series N	10,700	226,305	250,059
Kimco Realty, Series F	163,000	3,797,000	3,657,720
Kimco Realty, Series G	114,700	2,796,559	2,901,910
ProLogis Trust, Series F	33,905	835,567	679,456
ProLogis Trust, Series G	8,300	174,300	168,573
PS Business Parks, Series H	26,520	530,400	628,524
PS Business Parks, Series I	94,300	1,634,731	2,154,755
PS Business Parks, Series K	25,000	575,000	633,250
PS Business Parks, Series L	7,000	179,550	172,830
PS Business Parks, Series M	26,520	546,312	628,524
PS Business Parks, Series O	100,000	2,050,000	2,447,000
PS Business Parks, Series P	8,200	157,194	186,140
Public Storage, Series A	38,000	921,909	885,400
Public Storage, Series C	30,000	626,100	716,700
Public Storage, Series E	9,300	186,000	227,292
Public Storage, Series H	40,000	876,000	997,600
Public Storage, Series I	26,520	576,810	665,387
Public Storage, Series K	17,550	381,712	446,121
Public Storage, Series L	20,000	430,000	488,200
Public Storage, Series X	74,000	1,786,319	1,699,780
Public Storage, Series Z	30,000	746,643	690,600
Realty Income, Series D	97,500	2,474,125	2,486,250
Realty Income, Series E	26,520	572,832	649,740
Vornado Realty Trust, Series E	7,400	186,598	172,272
Vornado Realty Trust, Series F	7,800	164,970	174,096
Vornado Realty Trust, Series H	163,000	2,771,000	3,677,280
Weingarten Realty Investors, Series F	55,000	1,204,500	1,182,500

Total Preferred Stocks		39,877,219	42,358,572

Total Unaffiliated Investments		314,263,096	286,287,294

Real Estate Owned ∞ ● — 1.3%
Memphis Medical Building, Memphis, TN		4,250,000	2,669,000

Short-Term Investment — 1.0%
First American Prime Obligations Fund, Class Z, 0.09% x	2,165,345	2,165,345	2,165,345

Total Investments ▲ — 139.2%		$320,678,441	$291,121,639

Other Assets and Liabilities, Net — (39.2)%			(81,955,119)

Total Net Assets — 100.0%			$209,166,520

First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. FAF Advisors has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of May 31, 2010, the fund held internally fair valued securities with a value of $203,492,353 or 97.3% of total net assets.

∞	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above. The total fair value of all illiquid securities was $203,492,353 or 97.3% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2010. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2010, securities valued at $163,299,378 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$54,400,000	5.00%	$7,556

*	Interest rate as of May 31, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
Whole Loans
150 North Pantano I, Tucson, AZ, 3.90%, 2/1/10, $3,525,000 par
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/12, $3,425,547 par
Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,756,058 par
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12, $2,150,000 par
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12, $10,720,000 par
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14, $2,845,415 par
Carrier 360 I, Grand Prairie, TX, 6.40%, 1/1/10, $3,104,381 par
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,404,819 par
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09, $7,389,373 par
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,485,355 par
Fairview Business Park, Salem, OR, 7.33%, 8/1/11, $7,590,028 par
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10, $11,700,000 par
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,232,192 par
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,098,043 par
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/10, $1,810,000 par
La Cholla Plaza I, Tucson, AZ, 3.46%, 8/1/09, $11,135,604 par
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10, $2,400,000 par
North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,732,692 par
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11, $7,300,000 par
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11, $3,500,000 par
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
Silver Star Storage, Austin, TX, 6.40%, 4/1/11, $4,113,389 par
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11, $3,424,545 par
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,517,906 par
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10, $6,033,135 par
Whispering Oaks I, Little Rock, AR, 6.43%, 2/1/12, $5,800,000 par
Commercial Mortgage-Backed Securities
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $3,600,000 par
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.30%, 4/15/41, $2,250,000 par
Preferred Stocks
AMB Property, Series L, 164,120 shares
AMB Property, Series M, 41,240 shares
AMB Property, Series O, 9,613 shares
AMB Property, Series P, 21,200 shares
BRE Properties, Series C, 66,300 shares
BRE Properties, Series D, 5,250 shares
Developers Diversified Realty, Series G, 44,600 shares
Developers Diversified Realty, Series H, 41,320 shares
Developers Diversified Realty, Series I, 4,270 shares
Duke Realty, Series J, 69,856 shares
Duke Realty, Series L, 19,220 shares
Duke Realty, Series M, 55,040 shares
Duke Realty, Series O, 44,550 shares
Equity Residential Properties, Series N, 10,700 shares
Kimco Realty, Series F, 163,000 shares
Kimco Realty, Series G, 114,700 shares
ProLogis Trust, Series F, 33,905 shares
ProLogis Trust, Series G, 8,300 shares
PS Business Parks, Series H, 26,520 shares
PS Business Parks, Series I, 94,300 shares
PS Business Parks, Series K, 25,000 shares
PS Business Parks, Series L, 7,000 shares
PS Business Parks, Series M, 26,520 shares
PS Business Parks, Series O, 100,000 shares
PS Business Parks, Series P, 8,200 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series C, 30,000 shares
Public Storage, Series E, 9,300 shares
Public Storage, Series H, 40,000 shares
Public Storage, Series I, 26,520 shares
Public Storage, Series K, 17,550 shares
Public Storage, Series L, 20,000 shares
Public Storage, Series X, 74,000 shares
Public Storage, Series Z, 30,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 26,520 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 7,800 shares
Vornado Realty Trust, Series H, 163,000 shares
Weingarten Realty Investors, Series F, 55,000

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2010.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2010.

ª	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

■	Non-income producing security.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2010, securities valued at $31,168,420 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$26,380,000	5/24/10	0.27%	6/24/10	$1,583	(1)
3,384,000	5/10/10	0.25%	6/9/10	517	(2)

$29,764,000				$2,100

*	Interest rate as of May 31, 2010. Rate is based on the LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,628,246 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $145,387 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $4,721,191 par
Federal National Mortgage Association, 6.00%, 10/1/16, $116,384 par
Federal National Mortgage Association, 5.50%, 2/1/17, $227,341 par
Federal National Mortgage Association, 5.50%, 6/1/17, $167,374 par
Federal National Mortgage Association, 5.00%, 9/1/17, $264,155 par
Federal National Mortgage Association, 5.00%, 11/1/17, $540,625 par
Federal National Mortgage Association, 6.50%, 6/1/29, $478,020 par
Federal National Mortgage Association, 7.50%, 5/1/30, $86,707 par
Federal National Mortgage Association, 8.00%, 5/1/30, $26,172 par
Federal National Mortgage Association, 8.00%, 6/1/30, $94,974 par
Federal National Mortgage Association, 5.00%, 12/1/35, $7,377,302 par
Federal National Mortgage Association, 5.00%, 7/1/39, $8,128,905 par
Federal National Mortgage Association, 5.00%, 7/1/39, $2,112,785 par

(2)	Goldman Sachs: Federal National Mortgage Association, 5.00%, 11/1/33, $3,424,286 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

●	Real Estate Owned. See ¶ footnote above.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $320,678,441. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,342,804
Gross unrealized depreciation	(37,899,606)

Net unrealized depreciation	$(29,556,802)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
First American Mortgage Funds 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)
As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Whole Loans	$—	$—	$177,472,574	$177,472,574
Preferred Stocks	42,358,572	—	—	42,358,572
U.S. Government Agency Mortgage-Backed Securities	—	31,391,654	—	31,391,654
Corporate Notes	—	—	23,350,779	23,350,779
Commercial Mortgage-Backed Securities	—	11,713,715	—	11,713,715
Real Estate Owned	—	—	2,669,000	2,669,000
Short-Term Investment	2,165,345	—	—	2,165,345
Private Mortgage-Backed Security	—	—	—	—

Total Investments	$44,523,917	$43,105,369	$203,492,353	$291,121,639

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Private
			Mortgage-
	Whole	Corporate	Backed	Real Estate	Total
	Loans	Notes	Security	Owned	Fair Value
Balance as of August 31, 2009	$212,723,757	$25,541,182	$—	$—	$238,264,939
Accrued discounts/premiums	—	—	2,129	—	2,129
Realized gain (loss)	(2,099)	—	—	—	(2,099)
Net change in unrealized appreciation or depreciation	(16,153,263)	(190,403)	(2,129)	(306,000)	(16,651,795)
Net purchases (sales)	(19,095,821)	(2,000,000)	—	2,975,000	(18,120,821)

Balance as of May 31, 2010	$177,472,574	$23,350,779	$—	$2,669,000	$203,492,353

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2010	$(16,128,495)	$(190,403)	$(2,129)	$(306,000)	$(16,627,027)

First American Mortgage Funds 2010 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 28, 2010